Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	9.09
Maximum Aggregate Offering Price	$ 63,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,787.30
Offering Note	This Registration Statement on Form S-8 covers (i) 7,000,000 shares of Common Stock authorized to be issued under the Stock Incentive Plan (as amended and restated as of April 20, 2026) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock on July 31, 2026, as reported on The Nasdaq Global Select Market.